Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

This disclosure has been prepared in accordance with regulations promulgated under Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and is not necessarily representative of the value actually realized by our NEOs during any fiscal year or how the Compensation and Talent Committee uses Company or individual performance to determine payouts or awards. For information concerning the Company’s pay-for-performance
philosophy and how the Company aligns NEO compensation with the Company’s performance, see the Compensation Discussion and Analysis beginning on page
32
 of this proxy statement.
The following tables and narratives set forth information regarding: (i) the total compensation of our Principal Executive Officer (PEO), Mr. Brian S. Tyler, and our
non-PEO
Named Executive Officers (collectively, the
Non-PEO
NEOs) as presented in the Summary Compensation Table (SCT) for each of the past three fiscal years; (ii) “compensation actually paid” (CAP) to our PEO and our
Non-PEO
NEOs, as calculated pursuant to Item 402(v) of Regulation
S-K
(Item 402(v)); (iii) certain financial performance measures, including Total Shareholder Return (TSR), after-tax
net income (loss) attributable to McKesson Corporation, prepared in accordance with GAAP (Net Income), and our Company-Selected Measure, Adjusted EPS for incentive programs;
and (iv) the relationship of CAP to those certain financial performance measures.

Fiscal Year	Summary Compensation Table Total to PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid for Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions)	Adjusted EPS ($)
					Company TSR ($)	Peer Group TSR ($)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	20,221,325	38,806,464	4,898,008	8,070,799	269.71	153.73	3,560	26.37

2022	18,152,082	65,282,708	4,509,999	14,158,069	230.55	159.63	1,114	23.26

2021	14,840,073	33,045,127	4,271,746	9,719,606	145.67	134.04	(4,539)	17.04
Notes:

1.	To calculate CAP, the following amounts were deducted from and added to Summary Compensation Table (SCT) total compensation:
PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)

		(i)	(ii)

2023	20,221,325	13,000,596	31,585,735	38,806,464

2022	18,152,082	12,250,438	59,381,064	65,282,708

2021	14,840,073	11,500,289	29,705,343	33,045,127
Average
Non-PEO
NEOs SC
T
Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)

		(i)	(ii)

2023	4,898,008	2,664,524	5,837,315	8,070,799

2022	4,509,999	2,326,573	11,974,643	14,158,069

2021	4,271,746	2,226,561	7,674,421	9,719,606

i.	Represents the grant date fair value of equity-based awards granted in each fiscal year pres en ted, as shown in the “Stock Awards” column of the SCT.

ii.	Represents the value of equity calc ulat ed in accordance with Item 402(v) for each fiscal year presented.

2.	The Principal Executive Officer (PEO) represented in columns (b) and (c) is Brian S. Tyler.

The non-PEO Named Executive Officers (Non-PEO NEOs) represented in columns (d) and (e) are the following individuals for each of the fiscal years presented:

•	FY 2023 – Britt J. Vitalone, Lori A. Schechter, Nancy Avila and LeAnn B. Smith;

•	FY 2022 – Britt J. Vitalone, Lori A. Schechter, Tracy L. Faber and Nancy Avila; and

•	FY 2021 – Britt J. Vitalone, Lori A. Schechter, Thomas L. Rodgers and Tracy L. Faber.

3.
TSR is cumulative for the measurement periods beginning on March 31, 2020 and ending on March 31 of each of 2021, 2022, and 2023, respectively. The peer group referenced for purposes of the TSR comparison in column (g) is the group of companies included in the Standard & Poor’s (S&P) 500 Health Care Index, which is the industry peer group the Company used for purposes of Item 201(e) of Regulation
S-K.

4.	Net Income in column (h) reflects GAAP income (loss) attributable to McKesson Corporation.

5.
Adjusted EPS for incentive programs, our Company-Selected Measure in column (i), is the non-GAAP financial performance measure from the tabular list of FY 2023 Most Important Measures below which, in the Company’s assessment, is the most important performance measure for FY 2023 linking PEO and non-PEO
NEO CAP to the Company’s performance. See Appendix A to this proxy statement for a reconciliation of diluted earnings per share from continuing operations as reported under GAAP to Adjusted EPS for incentive programs.

PEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

	(i)	(ii)	(iii)	(iv)	(v)	(vi)

2023	14,913,714	13,443,829	-0-	3,032,450	-0-	195,742	31,585,735

2022	25,000,413	33,600,371	-0-	572,038	-0-	208,242	59,381,064

2021	16,364,447	13,034,008	-0-	290,267	-0-	16,621	29,705,343
Non-PEO
NEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

	(i)	(ii)	(iii)	(iv)	(v)	(vi)

2023	2,995,518	2,170,991	-0-	638,913	-0-	31,893	5,837,315

2022	4,748,056	6,817,164	-0-	340,430	-0-	68,993	11,974,643

2021	3,155,205	4,326,468	-0-	171,389	-0-	21,359	7,674,421

i.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

ii.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

iii.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

iv.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal yea
r)
in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

v.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

vi.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
2.	The Principal Executive Officer (PEO) represented in columns (b) and (c) is Brian S. Tyler.

The non-PEO Named Executive Officers (Non-PEO NEOs) represented in columns (d) and (e) are the following individuals for each of the fiscal years presented:

•	FY 2023 – Britt J. Vitalone, Lori A. Schechter, Nancy Avila and LeAnn B. Smith;

•	FY 2022 – Britt J. Vitalone, Lori A. Schechter, Tracy L. Faber and Nancy Avila; and

•	FY 2021 – Britt J. Vitalone, Lori A. Schechter, Thomas L. Rodgers and Tracy L. Faber.

Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement periods beginning on March 31, 2020 and ending on March 31 of each of 2021, 2022, and 2023, respectively. The peer group referenced for purposes of the TSR comparison in column (g) is the group of companies included in the Standard & Poor’s (S&P) 500 Health Care Index, which is the industry peer group the Company used for purposes of Item 201(e) of Regulation
S-K.

PEO Total Compensation Amount	$ 20,221,325	$ 18,152,082	$ 14,840,073
PEO Actually Paid Compensation Amount	$ 38,806,464	65,282,708	33,045,127
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)

		(i)	(ii)

2023	20,221,325	13,000,596	31,585,735	38,806,464

2022	18,152,082	12,250,438	59,381,064	65,282,708

2021	14,840,073	11,500,289	29,705,343	33,045,127
i.	Represents the grant date fair value of equity-based awards granted in each fiscal year pres en ted, as shown in the “Stock Awards” column of the SCT.

ii.	Represents the value of equity calc ulat ed in accordance with Item 402(v) for each fiscal year presented.

PEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

	(i)	(ii)	(iii)	(iv)	(v)	(vi)

2023	14,913,714	13,443,829	-0-	3,032,450	-0-	195,742	31,585,735

2022	25,000,413	33,600,371	-0-	572,038	-0-	208,242	59,381,064

2021	16,364,447	13,034,008	-0-	290,267	-0-	16,621	29,705,343

i.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

ii.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

iii.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

iv.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal yea
r)
in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

v.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

vi.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 4,898,008	4,509,999	4,271,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,070,799	14,158,069	9,719,606
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average
Non-PEO
NEOs SC
T
Total to CAP Reconciliation

Fiscal Year	SCT Total ($)	Deductions from SCT Total ($)	Additions to SCT Total ($)	Compensation Actually Paid ($)

		(i)	(ii)

2023	4,898,008	2,664,524	5,837,315	8,070,799

2022	4,509,999	2,326,573	11,974,643	14,158,069

2021	4,271,746	2,226,561	7,674,421	9,719,606

i.	Represents the grant date fair value of equity-based awards granted in each fiscal year pres en ted, as shown in the “Stock Awards” column of the SCT.

ii.	Represents the value of equity calc ulat ed in accordance with Item 402(v) for each fiscal year presented.

Non-PEO
NEO Equity Award Detail

Fiscal Year	Year End Fair Value of Equity Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

	(i)	(ii)	(iii)	(iv)	(v)	(vi)

2023	2,995,518	2,170,991	-0-	638,913	-0-	31,893	5,837,315

2022	4,748,056	6,817,164	-0-	340,430	-0-	68,993	11,974,643

2021	3,155,205	4,326,468	-0-	171,389	-0-	21,359	7,674,421

i.	Add the fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

ii.
Add the amount equal to the change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year;

iii.	Add, for awards that are granted and vest in the same year, the fair value as of the vesting date;

iv.
Add the amount equal to the change as of the vesting date (from the end of the prior fiscal yea
r)
in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year;

v.
Subtract, for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year; and

vi.
Add the dollar value of any dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid (CAP) versus TSR:
As shown in the first table of this Pay versus Performance section, the PEO’s and
Non-PEO
NEOs’ CAP values are higher than the corresponding grant date fair values in the SCT, which is consistent with the Company’s positive TSR each year, as shown in the graphs immediately above and below. This is due primarily to the Company’s use of equity incentives, the value of which is tied directly to stock price in addition to the Company’s financial performance. Our executive compensation program emphasizes equity-based pay, with 77% of our PEO’s target direct compensation, and 63% of our
Non-PEO
NEOs’ target direct compensation (on average) delivered via equity-based awards.

Compensation Actually Paid vs. Net Income [Text Block]
CAP versus Net Income:
The Compensation and Talent Committee does not use Net Income to determine compensation opportunity or outcomes.
The Committee believes that Adjusted EPS is a superior indicator of core operating performance and profitability. In addition, it is common for our investors to use Adjusted EPS and other metrics to inform their views of historical and future expectations for underlying operational performance. Net Income, on the other hand, can show variability year over year due to timing of sp ec
ific events or because of unusual or
non-recurring
events. For example, in the table above, there is a large net loss in FY 2021 Net Income, which was primarily attributable to the opioid litigation settlement charge included in our FY 2021 GAAP results of operations. The actual cash impact of that settlement will take place over multiple years, and the FY 2021 Net Income loss figure does not reflect the actual underlying performance of the business, which is better reflected by the other metrics included in our incentive programs, as well as the Company’s 46% TSR for that fiscal year.
Therefore, we would not necessarily expect to see alignment between Net Income (loss) and CAP. The Compensation and Talent Committee is focused on alignment of our compensation programs to metrics that most appropriately measure our profitability and sustainable long-term growth.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP versus Adjusted EPS:
The chart below compares the PEO’s and
Non-PEO
NEOs’ CAP values to our Company-Selected Measure (CSM), Adjusted EPS. As noted above, for each fiscal year presented, CAP values are higher than the c orr
esponding grant date fair value of stock awards shown in the SCT, which is consistent with our growing Adjusted EPS.
The Company focuses on Adjusted EPS in our incentive plans because earnings per share is one of the principal measures used by investors to assess financial performance results and establish a price for the Company’s eq
uity, and it is a central component of our guidance to investors. The use of Adjusted EPS in our incentive plans aligns our executives’ interests with the broader set of strategic objectives they are tasked to manage, keeping enterprise value and shareholder interests at the forefront of management decisions on both a short- and long-term basis. Accordingly, Adjusted EPS is included as a key metric in both our annual and long-term incentives.
Given this emphasis on Adjusted EPS, its impact on the value of the Company’s shares and therefore CAP values — both positive and negative — is significant. Adjusted EPS drives a significant portion of the Company’s annual cash incentive and determines a significant portion of PSU award payouts to be earned during any three-year PSU performance period.

Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return (TSR): Company versus Peer Group:
The Company’s three-year cumulative T
SR
has significantly exceeded that of the S&P 500 Health Care Index. We selected the S&P 500 Health Care Index as the comparator because it is generally available to investors and broadly used by other companies in the same industry.

Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine FY 2023 CAP
The four metrics listed below represent the most important measures the Compensation and Talent Committee used to link CAP to Company performance for FY 2023, as further described in the
Compensation
Discussion and Analysis in the sections entitled “Annual Compensation” and “Long-Term Incentive Compensation.”

FY 2023 Most Important Performance Measures

Adjusted EPS

Adjusted Operating Profit

Free Cash Flow

Average ROIC

Total Shareholder Return Amount	$ 269.71	230.55	145.67
Peer Group Total Shareholder Return Amount	153.73	159.63	134.04
Net Income (Loss)	$ 3,560,000,000	$ 1,114,000,000	$ (4,539,000,000)
Company Selected Measure Amount	26.37	23.26	17.04
PEO Name	Brian S. Tyler
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]	Adjusted EPS for incentive programs, our Company-Selected Measure in column (i), is the non-GAAP financial performance measure from the tabular list of FY 2023 Most Important Measures below which, in the Company’s assessment, is the most important performance measure for FY 2023 linking PEO and non-PEO
	NEO CAP to the Company’s performance. See Appendix A to this proxy statement for a reconciliation of diluted earnings per share from continuing operations as reported under GAAP to Adjusted EPS for incentive programs.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Average ROIC
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,913,714	$ 25,000,413	$ 16,364,447
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,443,829	33,600,371	13,034,008
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,032,450	572,038	290,267
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,742	208,242	16,621
PEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,585,735	59,381,064	29,705,343
PEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,000,596	12,250,438	11,500,289
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,995,518	4,748,056	3,155,205
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,170,991	6,817,164	4,326,468
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	638,913	340,430	171,389
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,893	68,993	21,359
Non-PEO NEO [Member] | Additions to SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,837,315	11,974,643	7,674,421
Non-PEO NEO [Member] | Deductions From SCT Total [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,664,524	$ 2,326,573	$ 2,226,561